Cover	Feb. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2021
Entity File Number	000-55786
Entity Registrant Name	IBM CREDIT LLC
Entity Central Index Key	0001225307
Entity Tax Identification Number	22-2351962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One North Castle Drive
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	765-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false